Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basis of Presentation [Abstract]
Schedule of Subsidiary	The carrying amount of non-controlling interest is adjusted to reflect the change in the non-controlling interest’s relative interest in the subsidiary, and the difference between the adjustment to the carrying amount of non-controlling interests and the Company’s share of proceeds received and/or consideration paid is recognized directly in equity and attributed to owners of the Company.
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company